Summary of Significant Accounting Policies (Additional Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) SEGMENT	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)	Jan. 01, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable	$ 1,000	$ 7,200		$ 1,800
Allowance for doubtful accounts	100	1,400		300
Bad deb, Write-offs	4,900	1,000	$ 100
Inventory write down	$ 5,000	2,100	1,600
Useful life	3 years
Number of reportable segments | SEGMENT	2
Advertisement expenses	$ 247,300	180,700	$ 37,500
Tax benefit percent under tax receivable agreement	85.00%
Acquisition of noncontrolling interests from Business Transaction		32,700
Gross proceeds		20,200
Recognized operating lease assets					$ 6,600
Total operating lease liabilities	$ 22,596				8,100
Right of use assets adjusted balance					1,500
Distribution Partners
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable	11,700	14,500		11,800
Allowance for doubtful accounts	$ 3,600	1,600		$ 3,500
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion Basis	one-to-one
Hoya Intermediate, LLC | Redeemable Noncontrolling Interests [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	40.50%
Other Current Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating lease liabilities					$ 3,000
Covid-19
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable	$ 18,900	$ 9,500